BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock shares issued	14,215,016	9,169,418
Common stock shares outstanding	14,215,016	9,169,418